North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.9%
	BASIC MATERIALS - 8.4%
	Specialty Chemicals - 8.4%
47,524	Element Solutions Inc.	$939,074
27,060	Valvoline Inc.	871,873
		1,810,947
	TOTAL BASIC MATERIALS	1,810,947

	CONSUMER DISCRETIONARY - 22.2%
	Casinos and Gambling - 3.4%
11,455	Monarch Casino & Resort Inc. *	734,838

	Consumer Services: Misc. - 3.5%
20,030	IAA Inc. *	755,732

	Home Construction - 2.2%
13,085	MDC Holdings Inc.	474,331

	Household Furnishings - 1.5%
10,025	The Lovesac Co. *	312,379

	Recreational Products - 3.0%
42,266	Leslie's Inc. *	640,752

	Restaurants and Bars - 4.6%
7,065	Papa John's International Inc.	677,463
17,245	Ruth's Hospitality Group Inc.	302,650
		980,113
	Specialty Retailers - 4.0%
4,995	Asbury Automotive Group Inc. *	857,342

	TOTAL CONSUMER DISCRETIONARY	4,755,487

	CONSUMER STAPLES - 6.2%
	Food Retailers and Wholesalers - 6.2%
26,522	Performance Food Group Co. *	1,318,409

	TOTAL CONSUMER STAPLES	1,318,409

	ENERGY - 9.8%
	Oil Equipment and Services - 3.7%
37,500	Championx Corp.	783,375

	Oil: Crude Producers - 6.1%
14,920	Denbury Inc. *	1,072,897
7,935	Viper Energy Partners LP	243,922
		1,316,819
	TOTAL ENERGY	2,100,194

	FINANCIALS - 23.8%
	Banks - 15.1%
12,100	BankUnited Inc.	470,085
14,607	First Interstate BancSystem Inc. - Class A	595,673
13,970	First Merchants Corp.	580,174
6,167	Nicolet Bankshares Inc. *	493,237
5,488	SouthState Corp.	465,218
13,756	Webster Financial Corp.	638,966
		3,243,353
	Diversified Financial Services - 5.1%
22,625	Cannae Holdings Inc. *	477,614
78,095	Holley Inc. *	623,979
		1,101,593
	Property and Casualty Insurance - 3.6%
3,860	Enstar Group Ltd. - ADR * 1	763,971

	TOTAL FINANCIALS	5,108,917

	HEALTH CARE - 4.2%
	Health Care Services - 4.2%
9,650	Addus HomeCare Corp. *	895,617

	TOTAL HEALTH CARE	895,617

	INDUSTRIALS - 19.5%
	Aerospace - 3.0%
19,580	Spirit AeroSystems Holdings Inc. - Class A	642,616

	Building Materials: Other - 1.7%
5,095	Fortune Brands Home & Security Inc.	355,020

	Electrical Components - 2.7%
4,290	Regal Rexnord Corp.	576,147

	Electronic Equipment: Gauges and Meters - 1.8%
56,260	Mirion Technologies Inc. *	382,568

	Industrial Suppliers - 2.5%
44,037	Gates Industrial Corp. PLC - ADR * 1	541,655

	Machinery: Engines - 1.8%
4,695	Brunswick Corp.	376,163

	Machinery: Industrial - 1.5%
11,095	Zurn Elkay Water Solutions Corp.	321,200

	Professional Business Support Services - 2.6%
39,612	First Advantage Corp. *	555,756

	Railroad Equipment - 2.0%
16,625	Trinity Industries Inc.	431,419

	TOTAL INDUSTRIALS	4,182,544

	TECHNOLOGY - 3.8%
	Computer Services - 1.3%
16,995	Dun & Bradstreet Holdings Inc. *	267,841

	Consumer Digital Services - 1.7%
5,865	TechTarget Inc. *	382,340

	Software - 0.8%
12,985	Alkami Technology Inc. *	180,751

	TOTAL TECHNOLOGY	830,932

	TOTAL COMMON STOCKS
	(Cost $22,930,341)	21,003,047

	SHORT-TERM INVESTMENT - 2.1%
454,656	First American Treasury Obligations Fund - Class X, 1.58% [2]	454,656
	TOTAL SHORT-TERM INVESTMENT
	(Cost $454,656)	454,656

	TOTAL INVESTMENTS - 100.0%
	(Cost $23,384,997)	21,457,703
	Liabilities in Excess of Other Assets - 0.0%	(1,044)
	TOTAL NET ASSETS - 100.0%	$21,456,659

ADR - American Depositary Receipt
PLC - Public Limited Company
*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

North Square Advisory Research Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	22.2%
Financials	23.8%
Industrials	19.5%
Health Care	4.2%
Technology	3.8%
Energy	9.8%
Basic Materials	8.4%
Consumer Staples	6.2%
Total Common Stocks	97.9%
Short-Term Investment	2.1%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

North Square Advisory Research Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock	$21,003,047	$-	$-	$21,003,047
Short-Term Investment	454,656	-	-	454,656
Total	$21,457,703	$-	$-	$21,457,703

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.